Share-based Compensation - Summary of Vesting Schedule of the Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, unvested	0	13,333,325
Number of shares, vested	(13,333,325)
Weighted average grant date fair value	$ 0	$ 10.16